Consolidated Statements of Financial Position - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Current assets
Cash and cash equivalents	$ 56,391	$ 23,252
Receivables	4,084	12,071
Prepaid expenses	7,568	55,187
Total current assets	68,043	90,510
Non-current assets
Equipment	149,601	223,325
TOTAL ASSETS	217,644	313,835
Current Liabilities
Trade payables and accrued liabilities	1,577,483	1,192,636
Derivative liability	267,077	367,346
TOTAL LIABILITIES	1,844,560	1,559,982
DEFICIT
Share capital	17,213,591	16,417,322
Share-based payment reserve	4,373,131	4,275,173
Accumulated deficit	(23,213,638)	(21,938,642)
TOTAL DEFICIT	(1,626,916)	(1,246,147)
TOTAL LIABILITIES AND DEFICIT	$ 217,644	$ 313,835